Shareholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 21, 2013	Dec. 31, 2013 American Depositary Shares	Jan. 21, 2013 American Depositary Shares Maximum
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description					SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for: a. Payment of taxes; b. Recovery of prior years’ deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary; e. Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors’ approval;
Dividend declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0	$ 0
Repurchase of shares										$ 40
Treasury stock, share repurchase program retire period								2013-07
ADSs repurchased during period									891
Cost of repurchased during period									$ 10.0
Average purchase price per ADS									$ 11.24